TAXES ON INCOME (TAX BENEFIT) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current taxes	$ 709	$ 1,152	$ 430
Deferred taxes	(540)	1,310	940
Income Tax Expense (Benefit)	$ 169	$ 2,462	$ 1,370